Business combination (Tables)	12 Months Ended
Dec. 31, 2021
Business combination
Schedule of final allocation of the purchase price

December 31, 2021
Final
$
Total consideration
Consideration paid at closing	1
Contingent consideration	3,841,999
Consideration paid at closing and continent consideration	3,842,000
Settlement of pre-existing loan receivable from Pyro Green-Gas	1,744,400
5,586,400

Net assets acquired
Current assets[1]	5,186,086
ROU asset	477,608
Property and equipment	42,552
Intangible assets and Goodwill[2]	4,780,607
Deferred income tax asset	79,360
Current liabilities	(4,507,907)
Non-current liabilities	(471,906)
5,586,400
[1]	Includes $807,946 of cash and trade receivables with a net fair value of $3.3 million, including an allowance for doubtful accounts of $0.5 million.
[2]

The goodwill of $2.7 million recorded on the transaction is mainly attributable to the expected growth in biogas upgrading market and the expertise of the workforce, and it is not expected to be deductible for tax purposes.